FEE AND COMMISSION INCOME (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Credit card fees	5,670	4,370	2,072
Fees charged on checking account services	5,610	4,456	3,219
Asset management fees	2,394	2,188	1,867
Collection fees	1,003	904	597
Fees for guarantees provided	873	507	204
Brokerage commissions	506	393	376
Other	575	661	606
TOTAL	16,630	13,479	8,941